Organization and Nature of Operations	12 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

E-Home Household Service Holdings Limited (the “Company”) was incorporated as a limited company under the law of Cayman Islands on September 24, 2018. The Company does not conduct any substantive operations on its own but instead conducts its business operations through its subsidiaries, a variable interest entity (“VIE”) and subsidiaries of the VIE. The Company, its subsidiaries, VIE and subsidiaries of the VIE are hereinafter collectively referred to as “the Company”. The Company is principally engaged in the operation of household services, e.g. installation and maintenance of home appliances, housekeeping and senior care in the People’s Republic of China (the “PRC”) through on-line APP platform or call center. As described below, the Company, through a series of transactions which is accounted for as a reorganization of entities under common control (the “Reorganization”), became the ultimate parent entity of its subsidiaries, VIE and subsidiaries of VIE. Accordingly, these consolidated financial statements reflect the historical operations of the Company as if the current organization structure had been in existence throughout the periods presented.

Reorganization

A reorganization of the Company’s legal structure was completed in February 2019. The reorganization involved (i) the incorporation of the Company in the Cayman Islands as a holding company; (ii) the establishment of E-Home Household Service Holdings Limited (“E-Home Hong Kong”) as a wholly-owned subsidiary in Hong Kong, PRC; (iii) the establishment of E-Home Household Service Technology Co., Ltd. (“WFOE”), as a wholly-owned subsidiary of E-Home Hong Kong in Fujian, PRC; (iv) the entry by WFOE into contractual arrangements with Pingtan Comprehensive Experimental Area E Home Service Co., Ltd. (“E-Home Pingtan”) and Fuzhou Bangchang Technology Co. Ltd. (“Fuzhou Bangchang”) and their shareholders. The Company, E-Home Hong Kong and WFOE are all holding companies and had not commenced operation until this reorganization was complete.

As all the entities involved in the Reorganization are under common control before and after the Reorganization, the Reorganization is accounted for in a manner similar to a pooling-of-interests with the assets and liabilities of the parties to the Reorganization carried over at their historical amounts.

The Company’s major consolidated subsidiaries, VIEs and their subsidiaries are as follows:

Name	Date of Organization	Place of Organization	% of Ownership
E-Home Household Service Holdings Limited	October 16, 2018	Hong Kong	100%
E-Home Household Service Technology Co., Ltd.	December 5, 2018	PRC	100%
Pingtan Comprehensive Experimental Area E Home Service Co., Ltd. (E-Home Pingtan)	April 1, 2014	PRC	VIE
Fuzhou Bangchang Technology Co. Ltd.	March 15, 2007	PRC	VIE
Fuzhou Yongheng Xin Electric Co., Ltd.	October 12, 2004	PRC	100%
Pingtan Comprehensive Experimental Zone Yili Sending Co., Ltd.	August 13, 2015	PRC	67%
Fujian Happiness Yijia Family Service Co., Ltd. (“Fujian Happiness Yijia”)	January 19, 2015	PRC	67%
Fuzhou Fumao Health Technology Co. Ltd. (“Fumao”, formerly Fuzhou Yiyanbao Information Technology Co., Ltd.)	August 12, 2016	PRC	67%
Yaxing Human Resource Management (Pingtan) Co., Ltd.	July 6, 2018	PRC	51%

The Company was incorporated as an exempted company with limited liability under the laws of the Cayman Islands on September 24, 2018. The Company has no substantive operations other than holding 100% of the equity or ownership of E-Home Hong Kong, a limited company established under the laws of the Hong Kong on October 16, 2018. E-Home Hong Kong is a holding company of 100% of the equity or ownership of WFOE, a limited company established under the laws of the PRC on December 5, 2018.

In February 2019, WFOE entered into contractual arrangements with E-Home Pingtan and Fuzhou Bangchang, two limited liability companies established under the laws of the PRC on April 1, 2014 and March 15, 2007, respectively.

E-Home Pingtan is a holding company of the following subsidiaries (during the six months ended December 31, 2018 or 2017): (i) 100% of the equity interests of Pingtan Comprehensive Experimental Zone Chuangkejin Enterprise Management Co., Ltd. (“CKJ”), a limited liability company established under the laws of the PRC on August 13, 2015, which was subsequently dissolved on November 1, 2018; (ii) 100% of the equity interests of Fuzhou Yongheng Xin Electric Co., Ltd. (“YHX”), a limited liability company established under the laws of the PRC on October 12, 2004; (iii) 100% of the equity interests of Yichang Yijia Fast Service Home Service Co., Ltd. (“YJJJ”), a limited liability company established under the laws of the PRC on April 24, 2015, which was subsequently dissolved on September 18, 2017; (iv) 67% of the equity interests of Pingtan Comprehensive Experimental Zone Yili Sending Co., Ltd. (“YLS”), a limited liability company established under the laws of the PRC on August 13, 2015, which was subsequently dissolved on April 26, 2020; (v) 67% of the equity interests of Fujian Happiness Yijia Family Service Co., Ltd. (“HAPPY”), a limited liability company established under the laws of the PRC on January 19, 2015; (vi) 67% of the equity interests of Fuzhou Yiyanbao Information Technology Co., Ltd. (“YYB”), a limited liability company established under the laws of the PRC on August 13, 2016; (vii) 51% of the equity interests of Fuzhou Yijia KuaiFu Investment Consulting Co., Ltd. (“YJZX”), a limited liability company established under the laws of the PRC on June 1, 2018, which was subsequently dissolved on December 11, 2018; and (viii) 51% of the equity interests of Yaxing Human Resource Management (Pingtan) Co., Ltd. (“HR”), a limited liability company established under the laws of the PRC on July 6, 2018. YYB and HR have not yet commenced operations.

The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries, consolidated VIEs and VIEs’ subsidiaries.

Contractual arrangements

To comply with PRC laws and regulations, the Company provides all of its services in China through E-Home Pingtan and Fuzhou Bangchang. Under various contractual agreements, WFOE has the exclusive right to acquire the ownership of E-Home Pingtan and Fuzhou Bangchang for a nominal consideration, or an adjusted price based on appraisal if required by the PRC laws, when permitted by PRC laws and regulations at the request of WFOE any time. All voting rights of E-Home Pingtan and Fuzhou Bangchang are assigned to WFOE and WFOE has the right to appoint all directors and senior management personnel of E-Home Pingtan and Fuzhou Bangchang. In addition, all shareholders of E-Home Pingtan and Fuzhou Bangchang have pledged their shares in E-Home Pingtan and Fuzhou Bangchang as collateral. As a result, the Company enjoys substantially all of the risks and rewards of ownership of E-Home Pingtan and Fuzhou Bangchang and exercises controls over them, along with their subsidiaries. Therefore, the Company is the ultimate primary beneficiary of E-Home Pingtan and Fuzhou Bangchang and has consolidated E-Home Pingtan and Fuzhou Bangchang and its subsidiaries.

The following is a summary of the contractual agreements:

Exclusive business cooperation agreements

Under the Exclusive Business Cooperation Agreement between WFOE and E-Home Pingtan, dated February 22, 2019, and the Exclusive Business Cooperation Agreement between WFOE and Fuzhou Bangchang, dated February 20, 2019, WFOE has the exclusive right to provide E-Home Pingtan and Fuzhou Bangchang with technical support, consulting services and other services related to their business operations in return for certain fees. Without WFOE’s prior written consent, E-Home Pingtan and Fuzhou Bangchang may not accept any services subject to these agreements from any third party. The parties shall determine the service fees to be charged to E-Home Pingtan and Fuzhou Bangchang under these agreements by considering, among other things, the complexity of the services, the time that may be spent for providing such services, the commercial value and specific content of the service provided, the market price of the same types of services, and the operating condition of E-Home Pingtan and Fuzhou Bangchang. WFOE owns the intellectual property rights developed by either WFOE or E-Home Pingtan and Fuzhou Bangchang in the performance of the agreement. These agreements became effective upon execution and will remain effective until terminated by WFOE.

Equity interest pledge agreements

Under the Equity Interest Pledge Agreement among WFOE, E-Home Pingtan and its shareholders, dated February 22, 2019, and the Equity Interest Pledge Agreement among WFOE, Fuzhou Bangchang and its shareholders, dated February 20, 2019, the shareholders have pledged their respective equity interests in E-Home Pingtan and Fuzhou Bangchang to secure their performance under the Exclusive Business Corporation Agreements, the Exclusive Option Agreements, the Voting Rights Proxy and Financial Supporting Agreements and the Equity Interest Pledge Agreements. If E-Home Pingtan and Fuzhou Bangchang or the shareholders breach their contractual obligations under these agreements, WFOE, as pledgee, will have the right to dispose of the pledged equity interests in E-Home Pingtan and Fuzhou Bangchang and will have priority in receiving the proceeds from such disposal. The shareholders also agreed that, unless the contractual obligations as defined in the Equity Interest Pledge Agreements are fully performed by them or the secured debts under the Equity Interest Pledge Agreements are paid in full (whichever later), they will not dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests. During the equity pledge period, WFOE is entitled to all dividends and other distributions made by E-Home Pingtan and Fuzhou Bangchang. The Equity Interest Pledge Agreements will remain binding until E-Home Pingtan and Fuzhou Bangchang discharge all their obligations under the Exclusive Business Corporation Agreements at the expiration of the Exclusive Business Corporation Agreements.

Exclusive option agreements

Under the Exclusive Option Agreement among WFOE, E-Home Pingtan and its shareholders, dated February 22, 2019, and the Exclusive Option Agreement among WFOE, Fuzhou Bangchang and its shareholders, dated February 20, 2019, the shareholders irrevocably granted WFOE or any third party designated by WFOE an exclusive option to purchase all or part of their equity interests in E-Home Pingtan and Fuzhou Bangchang at a price of RMB 10; provided that if the lowest price permitted by applicable PRC laws is greater than RMB 10, then that price shall apply. The shareholders further agreed that they will neither create any pledge or encumbrance on their equity interests in E-Home Pingtan and Fuzhou Bangchang, nor transfer, gift or otherwise dispose of their equity interests in E-Home Pingtan and Fuzhou Bangchang to any person other than WFOE or its designated third party. The shareholders and E-Home Pingtan and Fuzhou Bangchang agreed that they will operate the businesses in the ordinary course and maintain the asset value of E-Home Pingtan and Fuzhou Bangchang and refrain from any actions or omissions that may affect their operating status and asset value. Furthermore, without WFOE’s prior written consent, the shareholders and E-Home Pingtan and Fuzhou Bangchang agreed not to, among other things: amend the articles of association of E-Home Pingtan and Fuzhou Bangchang; increase or decrease the registered capital of E-Home Pingtan and Fuzhou Bangchang; sell, transfer, mortgage or dispose of in any manner any material assets of E-Home Pingtan and Fuzhou Bangchang or legal or beneficial interest in the material business or revenues of E-Home Pingtan and Fuzhou Bangchang of more than RMB 10,000,000; enter into any major contracts, except for contracts in the ordinary course of business (a contract with a price exceeding RMB 500,000 shall be deemed a major contract); merge, consolidate with, acquire or invest in any person, or provide any loans; or distribute dividends. The Exclusive Option Agreements will remain effective until all equity interests have been transferred or assigned in accordance with the Exclusive Option Agreements.

Voting rights proxy and financial supporting agreements

Pursuant to the Voting Rights Proxy and Financial Supporting Agreement among WFOE, E-Home Pingtan and its shareholders, dated February 22, 2019, and the Voting Rights Proxy and Financial Supporting Agreement among WFOE, Fuzhou Bangchang and its shareholders, dated February 20, 2019, each shareholder irrevocably authorized WFOE or any person(s) designated by WFOE to act as his or her attorney-in-fact to exercise all of his or her rights as a shareholder of E-Home Pingtan and Fuzhou Bangchang, including, but not limited to, the right to convene shareholders’ meetings, vote and sign any resolution as a shareholder, appoint directors and other senior executives to be appointed and removed by the shareholder, the right to sell, transfer, pledge and dispose of all or a portion of the shares held by such shareholder, and other shareholders voting rights permitted by the articles of association of E-Home Pingtan and Fuzhou Bangchang. In consideration of the foregoing grant of voting rights by the shareholders, WFOE agreed to arrange for funds to be provided as necessary to E-Home Pingtan and Fuzhou Bangchang in connection with their business; provided that in the event that the business of E-Home Pingtan or Fuzhou Bangchang fails and as a result E-Home Pingtan or Fuzhou Bangchang is unable to repay such funds, then E-Home Pingtan or Fuzhou Bangchang shall have no repayment obligation. The term of the Voting Rights Proxy and Financial Supporting Agreements is for twenty years, which may be extended upon written consent of the parties.

Risks in relation to the VIE structure

Under the contractual arrangements with E-Home Pingtan and Fuzhou Bangchang and through their equity interest in their subsidiaries, the Company has the power to direct activities of the VIEs and VIEs’ subsidiaries and direct the transfer of assets out of the VIEs and VIEs’ subsidiaries. Therefore, the Company considers that there is no asset of the VIEs and VIEs’ subsidiaries that can be used only to settle their obligations. As the consolidated VIEs and VIEs’ subsidiaries are incorporated as limited liability companies under the PRC Company Law, the creditors do not have recourse to the general credit of the Company for all the liabilities of the consolidated VIEs and VIEs’ subsidiaries.

The Company believes that the contractual arrangements among the WFOE, E-Home Pingtan and Fuzhou Bangchang and their respective shareholders are in compliance with PRC law and are legally enforceable. Some of the shareholders of E-Home Pingtan and Fuzhou Bangchang are also shareholders or nominees of shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and if the shareholders of E-Home Pingtan and Fuzhou Bangchang were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms.

The Company’s ability to control E-Home Pingtan and Fuzhou Bangchang also depends on the power of attorney and WFOE has to vote on all matters requiring shareholder approval in E-Home Pingtan and Fuzhou Bangchang. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the PRC government could:

●	revoke the Company’s business and operating licenses;

●	require the Company to discontinue or restrict operations;

●	restrict the Company’s right to collect revenues;

●	block the Company’s websites;

●	require the Company to restructure the operations in such a way as to compel the Company to establish a new enterprise, re-apply for the necessary licenses or relocate our businesses, staff and assets;

●	impose additional conditions or requirements with which the Company may not be able to comply; or

●	take other regulatory or enforcement actions against the Company that could be harmful to the Company’s business.

The imposition of any of these penalties may result in a material and adverse effect on the Company’s ability to conduct the Company’s business. In addition, if the imposition of any of these penalties causes the Company to lose the right to direct the activities of E-Home Pingtan and Fuzhou Bangchang (through the equity interest in their subsidiaries) or the right to receive their economic benefits, the Company would no longer be able to consolidate E-Home Pingtan and Fuzhou Bangchang and their subsidiaries. In the opinion of management, the likelihood of loss in respect of the Company’s current ownership structure or the contractual arrangements with its VIEs are remote.

There is no VIE for which the Company has variable interest but is not the primary beneficiary.

Except as described above, there is no contractual arrangement that could require the Company to provide additional financial support to E-Home Pingtan and Fuzhou Bangchang. As the Company is conducting its business mainly through E-Home Pingtan and Fuzhou Bangchang, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.

The Company’s VIEs’ assets are comprised of recognized and unrecognized revenue-producing assets. The recognized revenue producing assets mainly include software copyright, which were in the line of “Intangible assets, net” in the table above. The unrecognized revenue-producing assets mainly consist of trademarks, which have no recorded value.

The Group’s business has been directly operated by the VIE. For the years ended June 30, 2021 and 2020, the VIE contributed 100% and 100% of the Group’s consolidated revenues, respectively. As of June 30, 2021 and 2020, the VIE accounted for an aggregate of 79% and 100%, respectively, of the consolidated total assets, and 117% and 100%, respectively, of the consolidated total liabilities. The following financial statement balances and amounts of the Company’s VIE were included in the accompanying consolidated financial statements:

	As of June 30,
	2021	2020
ASSETS
Current assets
Cash and cash equivalents	$43,098,722	$25,022,199
Accounts receivable	826,683	1,774,792
Inventories	246,778	11,692
Prepayments, deposits and other current assets	6,340,844	1,891,869
Total current assets	50,513,027	28,700,552
Non-current assets
Property, plant and equipment, net	45,288	53,042
Intangible assets, net	36,031	43,041
Operating lease – right-of-use assets, net	4,262,736	5,951,588
Finance lease – right-of-use assets, net	1,346,728	1,398,404
Long-term prepayments and other non-current assets	1,934,955	4,449,467
Deferred income tax assets	704,262	353,097
Total non-current assets	8,330,000	12,248,639
TOTAL ASSETS	$58,843,027	$40,949,191

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accounts payable and accrued expenses	$6,102,825	$2,973,141
Advance from customers	2,993,656	1,414,345
Taxes payable	2,220	8,025
Current maturities of operating lease liabilities	87,103	199,011
Current maturities of finance lease liabilities	59,098	51,353
Total current liabilities	9,244,902	4,645,875
Long-term portion of operating lease liabilities	2,147,252	3,117,124
Long-term portion of finance lease liabilities	442,670	457,867
TOTAL LIABILITIES	11,834,824	8,220,866

Commitments and contingencies	-	-

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized; 33,581,556 and 28,000,000 shares issued and outstanding, respectively	-	-
Additional paid-in capital	3,670,757	3,670,757
Statutory reserve	664,100	664,100
Retained earnings	41,374,813	31,059,450
Accumulated other comprehensive loss	1,345,574	(1,967,388)
Total equity attributable to shareholders	47,055,244	32,762,819
Non-controlling interest	(47,041)	(34,494)
TOTAL SHAREHOLDERS’ EQUITY	47,008,203	32,728,325
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$58,843,027	$40,949,191

	For the years ended June 30,
	2021	2020	2019
Revenues	$74,525,434	$46,200,949	$51,149,326
Net income	$10,970,430	$5,648,008	$10,172,361

	For the years ended June 30,
	2021	2020	2019
Net cash provided by operating activities	$16,629,083	$3,816,486	$9,240,128
Net cash provided by (used in) investing activities	(1,952,081)	(1,038,987)	382,434
Net cash provided by (used in) financing activities	685,614	(264,829)	-
Effects of currency translation	2,713,907	(719,843)	(497,288)
Net cash inflow	$18,076,523	$1,792,827	$9,125,274